Post-employment Benefits - Weighted average durations (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Seniority Premiums
Post-employment benefit plans
Weighted average duration of defined benefit obligation	9 years	8 years 7 months 6 days
Pensions
Post-employment benefit plans
Weighted average duration of defined benefit obligation	5 years 1 month 6 days	5 years 8 months 12 days